Employee compensation and benefits - Average number of persons employed by HSBC during the year by global business and country (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Average number of employees	11,456	14,809	15,405
UK
Disclosure of operating segments [line items]
Average number of employees	2,623	2,611	2,635
France
Disclosure of operating segments [line items]
Average number of employees	3,156	6,732	7,163
Germany
Disclosure of operating segments [line items]
Average number of employees	2,372	2,458	2,579
Others
Disclosure of operating segments [line items]
Average number of employees	3,305	3,008	3,028
MSS
Disclosure of operating segments [line items]
Average number of employees	3,555	3,954	3,722
GB
Disclosure of operating segments [line items]
Average number of employees	1,988	2,125	2,155
GBM Other
Disclosure of operating segments [line items]
Average number of employees	97	27	81
CMB
Disclosure of operating segments [line items]
Average number of employees	2,496	2,536	2,748
WPB
Disclosure of operating segments [line items]
Average number of employees	3,291	6,119	6,484
Corporate Centre
Disclosure of operating segments [line items]
Average number of employees	29	48	215